Note 13 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
		Fruit and		Subtotal	LIFO
	Vegetable	Snack	Other	(FIFO basis)	Impact	Total
Fiscal Year 2024:
Net sales	$1,325,618	$100,835	$32,150	$1,458,603	$-	$1,458,603
Earnings (loss) before income taxes	92,852	3,264	9,225	105,341	(22,342)	82,999
Interest expense, net of interest income	31,607	2,347	66	34,020	-	34,020
Capital expenditures	42,089	1,536	-	43,625	-	43,625
Depreciation and amortization	39,364	3,480	634	43,478	-	43,478
Total assets	1,604,449	100,627	3,703	1,708,779	(324,782)	1,383,997

Fiscal Year 2023:
Net sales	$1,374,468	$104,156	$30,728	$1,509,352	$-	$1,509,352
Earnings (loss) before income taxes	137,555	(3,935)	11,784	145,404	(131,611)	13,793
Interest expense, net of interest income	12,684	1,180	461	14,325	-	14,325
Capital expenditures	57,593	13,406	806	71,805	-	71,805
Depreciation and amortization	37,359	3,024	558	40,941	-	40,941
Total assets	1,415,857	95,658	3,646	1,515,161	(302,440)	1,212,721

Fiscal Year 2022:
Net sales	$1,259,878	$97,040	$28,362	$1,385,280	$-	$1,385,280
Earnings (loss) before income taxes	103,899	(7,623)	5,776	102,052	(42,157)	59,895
Interest expense, net of interest income	4,477	473	691	5,641	-	5,641
Capital expenditures	43,490	5,705	2,905	52,100	-	52,100
Depreciation and amortization	33,730	2,542	251	36,523	-	36,523
Total assets	1,025,840	84,087	3,176	1,113,103	(170,829)	942,274